Investments in Associates - Acquisition of subsidiaries (Details 3) - Radar group acquisition R$ in Thousands	Nov. 03, 2021 BRL (R$)
The fair value of the assets and liabilities acquired is as follows:
Cash and cash equivalents	R$ 9,123
Marketable securities	38,675
Accounts receivable from customers	194,715
Receivables from related parties	16,780
Taxes to recover	1,083
Other assets	1,099
Deferred income tax and social contribution	44
Judicial deposits	279
Other financial assets	318,445
Investment properties	3,875,752
Fixed assets	33
Right of use	3,240
Trade payable	(992)
Taxes payable	(11,443)
Related parts	(2,504)
Lease	(3,281)
Advance from customers	(41)
Other obligations	(16,738)
Deferred income tax and social contribution	(192,883)
Provision for contingencies	(279)
Total identifiable assets, net	R$ 4,231,107